Consolidated Statements of Comprehensive Loss ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪) ₪ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 ILS (₪) ₪ / shares shares	Dec. 31, 2016 ILS (₪) ₪ / shares shares
Statement Line Items [Line Items]
Research and development expenses, net | ₪	₪ 13,513		₪ 11,503	₪ 8,256
General and administrative expenses | ₪	15,734		12,930	7,968
Other Income | ₪				(280)
Total operating expenses | ₪	29,247		24,433	15,944
Operating loss | ₪	29,247		24,433	15,944
Financial income | ₪	(9,154)		(101)	(660)
Financial expenses | ₪	20		3,892	33
Total Comprehensive loss | ₪	₪ 20,113		₪ 28,224	₪ 15,317
Loss per share
Basic and diluted loss per share | ₪ / shares	₪ 0.155		₪ 0.252	₪ 0.168
Basic and diluted loss per ADS | ₪ / shares	₪ 3.11		₪ 5.04	₪ 3.36
Weighted average number of shares outstanding used to compute basic and diluted loss per share | shares	129,426,091	129,426,091	111,968,663	91,128,516
U.S. dollars
Statement Line Items [Line Items]
Research and development expenses, net | $		$ 3,605
General and administrative expenses | $		4,198
Other Income | $
Total operating expenses | $		7,803
Operating loss | $		7,803
Financial income | $		(2,442)
Financial expenses | $		6
Total Comprehensive loss | $		$ 5,367
Loss per share
Basic and diluted loss per share | $ / shares		$ 0.041
Basic and diluted loss per ADS | $ / shares		$ 0.82
Weighted average number of shares outstanding used to compute basic and diluted loss per share | shares	129,426,091	129,426,091